Accrued Expenses and Other Current Liabilities (Details Textual) $ in Millions, $ in Millions	1 Months Ended
	Nov. 30, 2018 USD ($) shares	Nov. 30, 2018 HKD ($) shares	Dec. 31, 2019	Dec. 31, 2018 USD ($)
Rifa Financial Holdings Limited
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Percentage of investment			85.00%
Buyer | Share Transfer Agreement
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Number of shares sold under agreement | shares	1,552,000	1,552,000
Consideration under agreement	$ 9.4	$ 73.8
Deposit from paid-in capital of noncontrolling shareholders | $				$ 1.4
Buyer | Share Transfer Agreement | Rifa Financial Holdings Limited
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Percentage of investment	20.00%	20.00%